UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22780

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.

SCHEDULE OF INVESTMENTS

August 31, 2016 (Unaudited)

	Number of
	Shares/Units	Value
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES 123.2%
COMPRESSION 0.4%
Archrock Partners, LP	88,000	$1,323,520
CRUDE/REFINED PRODUCTS 39.5%
Buckeye Partners, LP (a)	428,359	30,096,503
Enbridge Energy Management, LLC (a),(b)	430,193	9,791,197
Enbridge Energy Partners, LP (a)	460,000	10,699,600
Genesis Energy, LP (a)	412,679	14,769,781
Magellan Midstream Partners, LP (a)	71,000	4,993,430
NuStar Energy, LP (a)	102,008	4,896,384
NuStar GP Holdings, LLC	309,022	7,506,144
Plains All American Pipeline, LP (a)	506,980	14,225,859
Rose Rock Midstream, LP	203,596	5,114,332
SemGroup Corporation	134,358	4,178,534
Sunoco Logistics Partners, LP (a)	321,218	9,508,053
Tesoro Logistics, LP	186,200	8,930,152
Valero Energy Partners, LP	94,000	3,937,660
		128,647,629
DIVERSIFIED MIDSTREAM 43.3%
Energy Transfer Equity, LP (a)	183,878	3,291,416
Energy Transfer Partners, LP (a)	1,106,477	44,192,692
Enterprise Products Partners, LP (a)	1,515,197	40,001,201
Kinder Morgan, Inc.	239,019	5,222,565
MPLX, LP (a)	664,055	22,000,142
Williams Companies, Inc.	134,195	3,749,408
Williams Partners, LP (a)	593,009	22,593,643
		141,051,067
GATHERING & PROCESSING 20.3%
American Midstream Partners, LP	269,898	3,586,945
Antero Midstream Partners, LP	120,700	3,326,492
Cone Midstream Partners, LP	109,000	1,989,250
Crestwood Equity Partners, LP (a)	180,000	3,744,008
DCP Midstream Partners, LP (a)	126,494	4,145,208
Enable Midstream Partners, LP (a)	324,291	4,575,746
EnLink Midstream Partners, LP	314,226	5,546,089
EQT Midstream Partners, LP	32,331	2,541,540
PennTex Midstream Partners, LP	282,564	4,605,793
Rice Midstream Partners, LP (a)	693,611	15,855,948
Tallgrass Energy GP, LP	141,016	3,281,442
Tallgrass Energy Partners, LP	93,899	4,326,866
Targa Resources Corp. (a)	201,225	8,769,386
		66,294,713
MARINE SHIPPING/OFFSHORE 5.6%
Dynagas LNG Partners, LP	119,066	1,746,698
Golar LNG Partners, LP (Marshall Islands) (a)	460,979	8,952,212
Hoegh LNG Partners, LP (Marshall Islands)	205,676	3,835,857
Teekay Corporation (Marshall Islands)	208,200	1,505,286
Teekay Offshore Partners, LP (Marshall Islands)	396,926	2,191,032
		18,231,085
NATURAL GAS PIPELINES 6.8%
Cheniere Energy Partners, LP (a)	304,625	8,212,690
TC Pipelines, LP (a)	188,083	9,876,238
TransCanada Corporation (Canada) (a)	93,211	4,226,978
		22,315,906

OIL & GAS STORAGE 2.1%
Arc Logistics Partners, LP		296,193	4,362,923
VTTI Energy Partners, LP (Marshall Islands)		132,080	2,539,898
			6,902,821
PROPANE 3.2%
Suburban Propane Partners, LP (a)		314,488	10,425,277
RENEWABLE ENERGY 0.8%
Pattern Energy Group, Inc. (a)		105,620	2,513,756
OTHER 1.2%
Sprague Resources, LP		155,945	3,795,701
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost - $374,664,937)			401,501,475
PREFERRED SECURITIES - $25 PAR VALUE 5.1%
BANKS 0.6%
Bank of America, 6.000%, due 4/25/21		40,000	1,080,000
BB&T Corporation, 5.625%, due 6/1/21		40,000	1,078,400
			2,158,400
CHEMICALS 0.6%
CHS Inc., 7.100%, due 3/31/24		63,923	1,997,594
DIVERSIFIED UTILITIES 0.4%
Dominion Resources Inc., 5.250%, due 7/30/21		46,000	1,179,900
FINANCE 0.5%
Colony Financial, Inc., 8.500%, due 3/20/17		60,959	1,596,516
REAL ESTATE - DIVERSIFIED 0.5%
Vereit Inc, 6.700%, due 1/3/19		57,812	1,557,455
TECHNOLOGY - SOFTWARE 0.5%
eBay Inc., 6.000%, due 3/1/21		60,000	1,634,100
UTILITIES 2.0%
DTE Energy Co., 5.375%, due 6/1/21		43,925	1,144,246
Integrys Energy Group, 6.000%, due 8/1/23		48,029	1,320,918
Nextera Energy Capital, 5.250%, due 6/1/76		51,134	1,308,008
SCE Trust III, 5.750%, due 3/15/24		8,467	264,086
SCE Trust IV, 5.375%, due 9/15/25		29,410	859,654
SCE Trust V, 5.450%, due 3/15/26		9,200	271,768
Southern Co., 6.250%, due 10/15/20		54,000	1,520,640
			6,689,320
TOTAL PREFERRED SECURITIES - $25 PAR VALUE (Identified cost - $15,263,201)			16,813,285
PREFERRED SECURITIES - CAPITAL SECURITIES 2.1%
BANKS 0.3%
Citigroup, Inc., 6.250%, due 8/15/26		1,000,000	1,081,250
BANKS - FOREIGN 0.4%
Barclays PLC, 7.875%, due 3/15/22 (United Kingdom)		200,000	201,450
Royal Bank of Scotland Group PLC, 8.625%, due 8/15/21 (United Kingdom)		1,000,000	1,021,250
			1,222,700
ELECTRIC UTILITIES 0.3%
Emera, Inc., 6.750%, due 6/15/26 (Canada)		850,000	920,756
INTEGRATED TELECOMMUNICATION SERVICES 0.2%
Centaur Funding Corp., 9.080%, due 4/21/20, 144A (Cayman Islands) (c)		500	592,500
NATURAL GAS PIPELINES 0.1%
TransCanada Trust, 5.875%, due 8/15/26		386,000	412,296
UTILITIES 0.8%
Enel S.P.A., 8.750%, due 9/24/23, 144A (Italy) (c)		2,200,000	2,574,000
TOTAL PREFERRED SECURITIES - CAPITAL SECURITIES (Identified cost - $6,491,490)			6,803,502
TOTAL INVESTMENTS (Identified cost - $396,419,628)	130.4%		425,118,262
LIABILITIES IN EXCESS OF OTHER ASSETS	(30.4)		(99,124,502)
NET ASSETS (Equivalent to $12.17 per share based on 26,793,340 shares of common stock outstanding)	100.0%		$325,993,760

Note: Percentages indicated are based on the net assets of the Fund.

(a)    All or a portion of this security has been pledged as collateral in connection with the Fund’s line of credit agreement.  As of August 31, 2016, the total value of securities pledged as collateral for the line of credit agreement was $210,498,513.

(b)    Distributions are paid-in-kind.

(c)     Resale is restricted to qualified institutional investors.  Aggregate holdings equal 1.0% of the net assets of the Fund, of which 0.0% are illiquid.

Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of August 31, 2016, there were $1,320,918 of securities transferred from Level 1 to Level 2, which resulted from a change in the use of a quoted price to an evaluated mean price supplied by an independent pricing service, for one security.

The following is a summary of the inputs used as of August 31, 2016 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Master Limited Partnerships and Related Companies:	$401,501,475	$401,501,475	$—	$—
Preferred Securities-$25 Par Value:
Utilities	6,689,320	5,368,402	1,320,918	—
Other Industries	10,123,965	10,123,965	—	—
Preferred Securities-Capital Securities	6,803,502	—	6,803,502	—
Total Investments(a)	$425,118,262	$416,993,842	$8,124,420	$—

(a)  Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Master Limited Partnerships and Related Companies- Gathering & Processing
Balance as of November 30, 2015	$2,913,732
Change in unrealized appreciation (depreciation)	2,122,326
Transfers out of Level 3(a)	(5,036,058)
Balance as of August 31, 2016	$—

(a)  As of November 30, 2015, the Fund used significant unobservable inputs in determining the value of this investment. As of August 31, 2016, the Fund used a quoted price in determining the value of the same investment, which resulted from the registration of these shares.

Note 2. Income Tax Information

As of August 31, 2016, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$396,419,628
Gross unrealized appreciation	$54,048,019
Gross unrealized depreciation	(25,349,385)
Net unrealized appreciation (depreciation)	$28,698,634

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP INCOME AND ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Principal Executive Officer

Date: October 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

	Date: October 6, 2016			Date: October 6, 2016